UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-04438

Exact name of registrant as specified in charter:	Aberdeen Australia Equity Fund, Inc.

Address of principal executive offices:	1735 Market Street, 32nd Floor
Philadelphia, PA 19103

Name and address of agent for service:	Ms. Andrea Melia
Aberdeen Asset Management Inc.
1735 Market Street 32nd Floor
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	800-522-5465

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2018

Item 1 – Schedule of Investments – The Schedule of Investments for the three-month period ended July 31, 2018 is filed herewith.

Portfolio of Investments (unaudited)

As of July 31, 2018

Shares	Description	Industry and Percentage of Net Assets	Value (US$)
LONG-TERM INVESTMENTS - 95.6%
COMMON STOCKS - 95.6%
AUSTRALIA - 70.0%
820,400	Adelaide Brighton Ltd.(a)	Construction Materials - 2.9%	$4,199,270
246,100	AMP Ltd.(a)	Diversified Financial Services - 0.4%	622,393
76,300	Aristocrat Leisure Ltd.(a)	Hotels, Restaurants & Leisure - 1.3%	1,827,609
177,100	ASX Ltd.(a)	Capital Markets - 6.0%	8,648,077
2,985,200	AusNet Services(a)	Electric Utilities - 2.5%	3,617,663
367,100	Australia & New Zealand Banking Group Ltd.(a)	Banks - 5.6%	7,980,633
314,700	Brambles Ltd.(a)	Commercial Services & Supplies - 1.6%	2,311,263
57,900	Caltex Australia Ltd.(a)	Oil, Gas & Consumable Fuels - 1.0%	1,400,708
1,670,400	Cleanaway Waste Management Ltd.(a)	Commercial Services & Supplies - 1.6%	2,310,583
37,200	Cochlear Ltd.(a)	Health Care - 3.9%	5,622,966
145,000	Commonwealth Bank of Australia(a)	Banks - 5.6%	8,074,601
67,500	CSL Ltd.(a)	Biotechnology - 6.9%	9,875,681
122,000	DuluxGroup Ltd.(a)	Chemicals - 0.5%	694,224
200,500	Goodman Group(a)	Equity Real Estate Investment Trusts (REIT) - 1.0%	1,437,372
520,500	Incitec Pivot Ltd.(a)	Chemicals - 1.0%	1,467,583
452,800	IOOF Holdings Ltd.(a)	Capital Markets - 2.2%	3,080,435
89,100	Iress Ltd.(a)	Software - 0.5%	765,384
312,800	Medibank Pvt Ltd.(a)	Insurance - 0.5%	723,438
137,700	National Australia Bank Ltd.(a)	Banks - 2.0%	2,899,306
389,600	Oil Search Ltd.(a)	Oil, Gas & Consumable Fuels - 1.8%	2,598,921
298,500	Origin Energy Ltd.(a)(b)	Oil, Gas & Consumable Fuels - 1.5%	2,165,838
69,300	Perpetual Ltd.(a)	Capital Markets - 1.6%	2,249,658
467,800	Scentre Group(a)	Equity Real Estate Investment Trusts (REIT) - 1.0%	1,482,215
896,900	Telstra Corp. Ltd.(a)	Diversified Telecommunication Services - 1.3%	1,891,240
187,000	Treasury Wine Estates Ltd.(a)	Beverages - 1.8%	2,560,763
719,700	Vicinity Centres(a)	Equity Real Estate Investment Trusts (REIT) - 1.0%	1,425,817
422,100	Westpac Banking Corp.(a)	Banks - 6.5%	9,240,810
209,700	Woodside Petroleum Ltd.(a)	Oil, Gas & Consumable Fuels - 3.9%	5,620,674
163,900	Woolworths Group Ltd.(a)	Food & Staples Retailing - 2.6%	3,666,744

			100,461,869

FRANCE - 1.0%
128,880	Unibail-Rodamco-Westfield(b)	Equity Real Estate Investment Trusts (REIT) - 1.0%	1,423,823

See Notes to Portfolio of Investments.

Aberdeen Australia Equity Fund, Inc.

Portfolio of Investments (unaudited) (concluded)

As of July 31, 2018

Shares	Description	Industry and Percentage of Net Assets	Value ($)
NEW ZEALAND - 6.8%
464,800	Aukland International Airport Ltd.(a)(b)	Transportation Infrastructure - 1.5%	$2,132,482
229,400	Fisher & Paykel Healthcare Corp. Ltd.(a)	Health Care - 1.6%	2,312,102
1,144,400	Spark New Zealand Ltd.(a)(b)	Diversified Telecommunication Services - 2.1%	3,032,670
71,800	Xero Ltd.(a)(b)	Software - 1.6%	2,287,733

			9,764,987

UNITED KINGDOM - 14.4%
444,700	BHP Billiton PLC - London Listing(a)	Metals & Mining - 7.1%	10,234,197
144,400	Rio Tinto PLC - London Listing(a)	Metals & Mining - 5.5%	7,927,685
936,900	South32 Ltd. - London Listing(a)	Metals & Mining - 1.8%	2,516,260

			20,678,142

UNITED STATES - 3.4%
38,610	OneMarket Ltd.(b)	Internet Software & Services - - %	25,386
460,300	ResMed, Inc.(a)	Health Care - 3.4%	4,828,503

			4,853,889

Total Long-Term Investments - 95.6% (cost $124,241,376)			137,182,710

Shares	Description		Value (US$)
SHORT-TERM INVESTMENT - 0.3%
UNITED STATES - 0.3%
472,992	State Street Institutional U.S. Government Money Market Fund, Institutional Class, 1.48%(c)		472,992

Total Short-Term Investment - 0.3% (cost $472,992)			472,992

Total Investments - 95.9% (cost $124,714,368)			137,655,702

Other Assets in Excess of Liabilities - 4.1%			5,945,359

Net Assets - 100.0%			$143,601,061

(a)

Fair Values are determined pursuant to procedures approved by the Fund’s Board of Directors. Unless otherwise noted, securities are valued by applying valuation factors to the exchange traded price. See Note (a) of the accompanying Notes to Portfolio of Investments.

(b)	Non-income producing security.

(c)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2018.

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See Notes to Portfolio of Investments.

Aberdeen Australia Equity Fund, Inc.

Notes to Portfolio of Investments (unaudited)

July 31, 2018

Summary of Significant Accounting Policies

a.	Security Valuation:

The Fund values its securities at current market value or fair value, consistent with regulatory requirements. “Fair value” is defined in the Fund’s Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1, the highest level, measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for similar assets, and Level 3, the lowest level, measurements to valuations based upon unobservable inputs that are significant to the valuation. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement.

Equity securities that are traded on an exchange are valued at the last quoted sale price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. The Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Closed-end funds and exchange-traded funds (“ETFs”) are valued at the market price of the security at the Valuation Time. A security using any of these pricing methodologies is determined to be a Level 1 investment.

Foreign equity securities that are traded on foreign exchanges that close prior to 4:00 p.m. Eastern time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider. These valuation factors are used when pricing a Fund’s portfolio holdings to estimate market movements between the time foreign markets close and the time a Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security.

Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the 1940 act and has an objective, which is not guaranteed, to maintain a $1.00 per share net asset value. Generally, these investment types are categorized as Level 1 investments.

In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which they trade closed before the Valuation Time), the security is valued at fair value as determined by the Fund’s Pricing Committee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved and established by the Board. A security that has been fair valued by the Fund’s Pricing Committee may be classified as Level 2 or Level 3 depending on the nature of the inputs.

Aberdeen Australia Equity Fund, Inc.

Notes to Portfolio of Investments (unaudited) (concluded)

July 31, 2018

The three-level hierarchy of inputs is summarized below:

Level 1 – quoted prices in active markets for identical investments;

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk); or

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following is a summary of the inputs used as of July 31, 2018 in valuing the Fund’s investments at fair value. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Please refer to the Portfolio of Investments for a detailed breakout of the security types:

	Level 1-Quoted Prices ($)	Level 2-Other Significant Observable Inputs ($)	Level 3-Significant Unobservable Inputs ($)	Total ($)

Investments, at Value
Investments in Securities
Common Stocks	$1,449,209	$135,733,501	$—	$137,182,710
Short-Term Investment	472,992	—	—	472,992

Total	$1,922,201	$135,733,501	$—	$137,655,702

Amounts listed as “—” are $0 or round to $0.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing transfers at the end of each period. During the period ended July 31, 2018, there were no transfers between Levels 1, 2 or 3. For the period ended July 31, 2018, there were no significant changes to the fair valuation methodologies.

Aberdeen Australia Equity Fund, Inc.

Item 2 –	Controls and Procedures

(a)

The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)

Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.302CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aberdeen Australia Equity Fund, Inc.

By:	/s/ Christian Pittard
Christian Pittard, Principal Executive Officer of Aberdeen Australia Equity Fund, Inc.

Date: September 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Christian Pittard
Christian Pittard, Principal Executive Officer of Aberdeen Australia Equity Fund, Inc.

Date: September 28, 2018

By:	/s/ Andrea Melia
Andrea Melia, Principal Financial Officer of Aberdeen Australia Equity Fund, Inc.

Date: September 28, 2018